Columbia Funds Variable Insurance Trust

225 Franklin Street

Boston, MA 02110

May 1, 2017

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Variable Insurance Trust (the Registrant)

Columbia Variable Portfolio - Asset Allocation Fund

Columbia Variable Portfolio - Contrarian Core Fund

Columbia Variable Portfolio - Diversified Absolute Return Fund

Columbia Variable Portfolio - Long Government/Credit Bond Fund

Columbia Variable Portfolio - Managed Volatility Conservative Fund

Columbia Variable Portfolio - Managed Volatility Conservative Growth Fund

Columbia Variable Portfolio - Managed Volatility Growth Fund

Columbia Variable Portfolio - Small Cap Value Fund

Columbia Variable Portfolio - Small Company Growth Fund

Columbia Variable Portfolio - Strategic Income Fund

Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund

Columbia Variable Portfolio - U.S. Flexible Growth Fund

Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund

Variable Portfolio - AQR Managed Futures Strategy Fund

Variable Portfolio - Lazard International Equity Advantage Fund

Post-Effective Amendment No. 70

File Nos. 033-14954 /811-05199

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 70 (Amendment). This Amendment was filed electronically on April 26, 2017.

If you have any questions, please contact either me at (212) 850-1703 or Kayla Sylvia at (617) 385-9539.

Sincerely,

/s/ Joseph D’Alessandro
Joseph D’Alessandro Assistant Secretary
Columbia Funds Variable Insurance Trust